Stock-based Compensation - Compensation Cost (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation	$ 296,000	$ 110,000	$ 1,201,000	$ 180,000
Cash received from option exercised	0	5,000	9,000	5,000
Tax benefit from compensation expense	$ 0	$ 0	$ 0	$ 0